Average Annual Total Returns - Invesco BulletShares 2028 Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 09, 2018	15.63%	10.76%	14.03%	9.20%	9.20%	7.53%	15.61%	11.01%	14.54%	10.12%